Summary of significant accounting policies - Additional Information (Detail) - Vessels [Member]	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	30 years
Number of years between dry-docking	5 years